Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Stock Option and RSU and DSU Transactions	Pursuant to the Company’s RSU and DSU Plan, the Board of Directors has the authority to grant RSUs and DSUs, and to establish terms including the vesting criteria and the life of the RSUs and the DSUs. Stock option, RSU and DSU transactions were as follows:
	Options			RSUs and DSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of Units	Amortized Value ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2024	50,000	17.72	416	697,726	2,984	3,400
Granted	-	-	-	370,920	134	134
Exercised option or vested RSU	(50,000)	17.72	(416)	(151,638)	(2,466)	(2,882)
Expired	-	-	-	(79,707)	(84)	(84)
Amortized value of stock-based compensation	-	-	-	-	3,630	3,630
Outstanding at December 31, 2024	-	-	-	837,301	4,198	4,198
Exercisable at December 31, 2024	-

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2023	477,500	15.85	4,117	345,266	538	4,655
Granted	-	-	-	399,300	144	144
Exercised option or vested RSU	(50,000)	15.46	(460)	(41,840)	(823)	(1,283)
Options surrendered for cash	(273,500)	15.46	(2,355)	-	-	(2,355)
Expired	(104,000)	16.17	(886)	(5,000)	(33)	(919)
Amortized value of stock-based compensation	-	-	-	-	3,158	3,158
Outstanding at December 31, 2023	50,000	17.72	416	697,726	2,984	3,400
Exercisable at December 31, 2023	50,000

Schedule of Basic and Diluted Earnings Per Common Share	The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted loss per common share for the following periods:
	Year ended December 31,
($000s)	2024	2023
Basic weighted average number of common shares outstanding	88,765,198	83,001,989
Weighted average shares dilution exclusions: [1]
Restricted share units	328,391	286,232
Deferred share units	3,722	-

1)	Excluded in the diluted weighted average number of common shares outstanding as their exercise or settlement would be anti-dilutive in the earnings per share calculation. Dilutive RSU and DSU units were determined using the Company’s average share price for the year. For the year ended December 31, 2024, the average share price used was $20.06 (year ended December 31, 2023 - $16.63).